DISCONTINUED OPERATION (Schedule of Operations Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit (loss)	$ (107)		$ 262		$ 446
Operating expenses:
Research and development, net	42		(39)		95
Selling and marketing	90		330		159
General and administrative	191		598		658
Total operating expenses	323		889		912
Operating income (loss)	(430)		(627)		(466)
Financial expenses (income)			28		14
Loss on disposal of discontinued operation	1,415	[1]
Net Income (loss)	(1,845)		(655)		(480)
Inventory write off	769		490		691
Accounts receivable write off	(8)		38	[2]	(347)	[2]
Discontinued Operation [Member]
Operating expenses:
Inventory write off	464
Accounts receivable write off	233
Fixed assets write off	363
Customer relationships write off	355
Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	955		4,553		5,457
Cost of revenue	$ 1,062		$ 4,291		$ 5,011

[1]	During 2020, the Company writes off the following assets belonging to the discontinued operation: Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355.
[2]	Reclassified due to discontinued operation.